Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventory
(6)	Inventory

The components of inventory are summarized as follows:

	September 30,	December 31,
	2023	2022
Raw materials	$289	$753
Finished goods	1,340	718
Inventory, net	$1,629	$1,471

Finished goods amounts include a reserve for excess or obsolete inventory of nil and $43 as of September 30, 2023, and December 31, 2022.

(5)Inventory

The components of inventory at December 31 are summarized as follows:

	2022	2021
Raw materials	$753	$646
Finished goods	718	646
Inventory, net	$1,471	$1,292

The finished goods amounts in the table above include a reserve for excess inventory of $43 and $97 as of December 31, 2022 and 2021, respectively.